Note 14 - Earnings Per Share - Summary of Stock Options and Warrants Outstanding (Details) - $ / shares	3 Months Ended		9 Months Ended
	Sep. 30, 2023	Sep. 30, 2022	Sep. 30, 2023	Sep. 30, 2022
Average price of common stock (in dollars per share)	$ 5.52	$ 2.92	$ 4.56	$ 2.76
Weighted Average [Member]
Weighted average stock options (in shares)	650,436	632,426	615,662	600,796
Weighted average price of stock options (in dollars per share)	$ 4.64	$ 4.81	$ 4.64	$ 4.81
Weighted average warrants (in shares)	2,291,250	1,357,866	2,084,994	1,010,337
Weighted average price of warrants (in dollars per share)	$ 2.5	$ 2.47	$ 2.5	$ 2.47